FILE NO. 33-10722
                                                               FILE NO. 811-4932
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 22          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 22                 (X)
                                   ---------
                             JOHN HANCOCK WORLD FUND
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (date) pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
(X) on March 1, 1998 pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on December 27, 1996.


Item Number Form N-1A,                                                          Statement of Additional
      Part A                          Prospectus Caption                          Information Caption
      ------                          ------------------                          -------------------
        1                     Front Cover Page                                             *
        2                     Overview; Investor Expenses;                                 *

        3                     Financial Highlights                                         *

        4                     Overview; Goal and Strategy; Portfolio                       *
                              Securities; Risk Factors; Business
                              Structure; More About Risk

        5                     Overview; Business Structure;                                *
                              Manager/Subadviser; Investor Expenses

        6                     Choosing a Share Class; Buying Shares;                       *
                              Selling Shares; Transaction Policies;
                              Dividends and Account Policies;
                              Additional Investor Services

        7                     Choosing a Share Class; How Sales Charges                    *
                              are Calculated; Sales Charge Deductions
                              and Waivers; Opening an Account; Buying
                              Shares; Transaction Policies; Additional
                              Investor Services

        8                     Selling Shares; Transaction Policies;                        *
                              Dividends and Account Policies

        9                     Not Applicable                                               *

       10                                        *                         Front Cover Page

       11                                        *                         Table of Contents

       12                                        *                         Organization of the Fund

       13                                        *                         Investment Objectives and Policies;
                                                                           Certain Investment Practices;
                                                                           Investment Restrictions

       14                                        *                         Those Responsible for Management

       15                                        *                         Those Responsible for Management

       16                                        *                         Investment Advisory; Subadvisory
                                                                           and Other Services; Distribution
                                                                           Contract; Transfer Agent Services;
                                                                           Custody of Portfolio; Independent
                                                                           Auditors

       17                                        *                         Brokerage Allocation

       18                                        *                         Description of Fund's Shares

       19                                        *                         Net Asset Value; Additional
                                                                           Services and Programs

       20                                        *                         Tax Status

       21                                        *                         Distribution Contract

       22                                        *                         Calculation of Performance

       23                                        *                         Financial Statements


                                  JOHN HANCOCK

                                  European
                                  Equity Fund

                                  [GRAPHIC OMITTED]

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Prospectus
March 1, 1998

This prospectus gives vital information about this fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that this fund:
o is not a bank deposit
o is not federally insured
o is not endorsed by any bank
  or government agency
o is not guaranteed to achieve its
  goal

Like all mutual fund shares, this security has not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                         [LOGO] JOHN HANCOCK FUNDS
                         A Global Investment Management Firm

                         101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

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A look at goals, strategies,           European Equity Fund                    4
risks, expenses and financial
history.

Policies and instructions for          Your account
opening,maintaining and closing
an account in this fund.               Choosing a share class                  5

                                       How sales charges are calculated        5

                                       Sales charge reductions and waivers     6

                                       Opening an account                      6

                                       Buying shares                           7

                                       Selling shares                          8

                                       Transaction policies                   10

                                       Dividends and account policies         10

                                       Additional investor services           11

Details that apply to this fund.       Fund details

                                       Business structure                     12

                                       Sales compensation                     13

                                       More about risk                        15

                                       For more information           back cover

Overview

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GOALS OF THE EUROPEAN EQUITY FUND

The John Hancock European Equity Fund invests in foreign and U.S. securities. The fund invests primarily in stocks and seeks long-term growth of capital. Because you could lose money by investing in this fund, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

This fund may be appropriate for investors who:

o are seeking to diversify a portfolio of domestic investments

o are seeking access to markets that can be less accessible to individual investors

o are seeking funds for the growth portion of an asset allocation portfolio

o are investing for goals that are many years in the future

The fund may NOT be appropriate if you:

o are investing with a shorter time horizon in mind

o are uncomfortable with an investment whose value may vary substantially

o want to limit your exposure to foreign securities

THE MANAGEMENT FIRM

The fund is managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $22 billion in assets.

FUND INFORMATION KEY

A concise fund description begins on the next page. This description provides the following information:

[Clipart] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clipart] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clipart] Risk factors The major risk factors associated with the fund.

[Clipart] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[Clipart] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clipart] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

European Equity Fund

REGISTRANT NAME: JOHN HANCOCK WORLD FUND     TICKER SYMBOL   CLASS A:   CLASS B:
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GOAL AND STRATEGY
[Clipart] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in a diversified portfolio of European equity securities. Under normal conditions, the fund will invest at least 80% of its assets in securities of issuers located in countries with established securities markets and economies, with the balance invested in equities of issuers located in European countries with emerging markets, investment-grade debt securities of U.S. and European companies, and bank and government certificates of deposit.

The fund has not established limitations on the allocation of investments among the European countries.

PORTFOLIO SECURITIES
[Clipart] Under normal circumstances, the fund invests primarily in common stock and other equity securities, but may invest in virtually any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities.

For liquidity and flexibility, the fund may place up to 20% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and engage in other investment practices.

RISK FACTORS
[Clipart] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on one region, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, natural event, information and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are described in "More about risk" starting on page 15. The risks of international investing may be higher in emerging markets, a category that includes some European countries.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER
[Clipart] John Hancock Advisers, Inc. ("JHA") is the fund's adviser and provides advice with respect to investments in the U.S. Subject to the supervision of JHA, the fund's subadviser, Indocam International Investment Services is responsible for providing advice with respect to investments other than in European securities.

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INVESTOR EXPENSES
[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show estimated expenses for the fiscal year ending October 31, 1998. Actual expenses may be greater or less.

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Shareholder transaction expenses                  Class A             Class B
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Maximum sales charge imposed on purchases
(as a percentage of offering price)               5.00%               none
Maximum sales charge imposed on reinvested
dividends                                         none                none
Maximum deferred sales charge                     none(1)             5.00%
Redemption fee(2)                                 none                none
Exchange fee                                      none                none

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Annual fund operating expenses (as a % of average net assets)
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Management fee (after expense limitation)(3)      0.81%               0.81%
12b-1 fee(4)                                      0.30%               1.00%
Other expenses                                    0.79%               0.79%
Total fund operating expenses
(after limitation)(3)                             1.90%               2.60%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

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Share class                   Year 1   Year 3     Year 5    Year 10
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Class A shares                $68       $107      $148      $261
Class B shares
 Assuming redemption
 at end of period             $76       $111      $158      $276
 Assuming no redemption       $26       $81       $138      $276

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's agreement to limit expenses. Without this limitation, management fees would be 0.90% for each class and total fund operating expenses would be 1.99% for Class A and 2.69% for Class B. The adviser may terminate this limitation in the future.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4   EUROPEAN EQUITY FUND

Your account

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CHOOSING A SHARE CLASS

The John Hancock European Equity Fund offers two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

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Class A                                     Class B
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o Front-end sales charges, as               o No front-end sales charge;
  described below. There are                  all your money goes to work
  several ways to reduce                      for you right away.
  these charges, also described
  below.                                    o Higher annual expenses than
                                              Class A shares.
o Lower annual expenses
  than Class B shares.                      o A deferred sales charge on
                                              shares you sell within six
                                              years of purchase, as
                                              described below.

                                            o Automatic conversion to Class
                                              A shares after eight years,
                                              thus reducing future
                                              annual expenses.

For actual past expenses of Class A and B shares, see information earlier in this prospectus.

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HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

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Class A sales charges
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                                   As a % of                As a % of your
Your investment                    offering price           investment

Up to $49,999                      5.00%                    5.26%
$50,000 - $99,999                  4.50%                    4.71%
$100,000 - $249,999                3.50%                    3.63%
$250,000 - $499,999                2.50%                    2.56%
$500,000 - $999,999                2.00%                    2.04%
$1,000,000 and over                See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any shares sold within one year of purchase, as follows:

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CDSC on $1 million+ investments
--------------------------------------------------------------------------------

Your investment                    CDSC on shares being sold

First $1M - $4,999,999             1.00%
Next $1 - $5M above that           0.50%
Next $1 or more above that         0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

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Class B deferred charges
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Years after purchase               CDSC on shares being sold

1st year                           5.00%
2nd year                           4.00%
3rd or 4th year                    3.00%
5th year                           2.00%
6th year                           1.00%
After 6 years                      None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.


                                                                YOUR ACCOUNT   5

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SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options to an existing account.

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250) and individual investors may close their account at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:

o    to make payments through certain systematic withdrawal plans
o    to make certain distributions from a retirement plan
o    because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o government entities that are prohibited from paying mutual fund sales charges
o financial institutions or common trust funds investing $1 million or more for non-discretionary accounts
o    selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets from an employee benefit plan into a John Hancock fund
o    members of an approved affinity group financial services program
o    certain insurance company contract holders (one-year CDSC usually applies)
o participants in certain retirement plans with at least 100 members (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI.

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OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     o    non-retirement account: $1,000
     o    retirement account: $250
     o    group investments: $250
     o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
     o fee-based clients of selling brokers who placed at least $2 billion in John Hancock Funds: $500

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


6   YOUR ACCOUNT

YOUR ACCOUNT*

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Buying shares
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           Opening an account                    Adding to an account
By check

[Clipart]  o Make out a check for the            o Make out a check for the
             investment amount, payable to         investment amount payable
             "John Hancock Signature               to "John Hancock Signature
             Services, Inc."                       Services, Inc."

           o Deliver the check and your          o Fill out the detachable
             completed application to your         investment slip from an
             financial representative, or          account statement. If no
             mail them to Signature Services       slip is available, include
             (address on next page).               a note specifying the fund
                                                   name, your share class,
                                                   your account number and
                                                   the name(s) in which the
                                                   account is registered.

                                                 o Deliver the check and your
                                                   investment slip or note to
                                                   your financial
                                                   representative, or mail
                                                   them to Signature Services
                                                   (address on next page).

By exchange

[Clipart]  o Call your financial                 o Call your financial
             representative or Signature           representative or Signature
             Services to request an                Services to request an
             exchange.                             exchange.

By wire

[Clipart]  o Deliver your completed              o Instruct your bank to wire
             application to your financial         the amount of your
             representative, or mail               investment to:
             it to Signature Services.             First Signature Bank & Trust
                                                   Account # 900000260
           o Obtain your account number            Routing # 211475000
             by calling your financial             Specify the fund name, your
             representative or                     share class, your account
             Signature Services.                   number and the name(s)
                                                   in which the account is
           o Instruct your bank to wire            registered. Your bank may
             the amount of your investment         charge a fee to wire funds.
             to:
             First Signature Bank & Trust
             Account # 900000260
             Routing # 211475000
             Specify the fund name, your
             choice of share class, the new
             account number and the name(s)
             in which the account is
             registered. Your bank may charge
             a fee to wire funds.

By phone

[Clipart]  See "By wire" and "By exchange."      o Verify that your bank or
                                                   credit union is a member of
                                                   the Automated Clearing
                                                   House (ACH) system.

                                                 o Complete the "Invest-By-
                                                   Phone" and "Bank
                                                   Information" sections on
                                                   your account application.

                                                 o Call Signature Services to
                                                   verify that these features
                                                   are in place on your
                                                   account.

                                                 o Tell the Signature Services
                                                   representative the fund name,
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount
                                                   of your investment.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                YOUR ACCOUNT   7

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Selling shares
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           Designed for                       To sell some or all of your shares
By letter

[Clipart]  o Accounts of any type.            o Write a letter of instruction
           o Sales of any amount.               or complete a stock power
                                                indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which
                                                the account is registered and
                                                the dollar value or number of
                                                shares you wish to sell.

                                              o Include all signatures and any
                                                additional documents that may
                                                be required (see next page).

                                              o Mail the materials to Signature
                                                Services.

                                              o A check will be mailed to the
                                                name(s) and address in which
                                                the account is registered, or
                                                otherwise according to your
                                                letter of instruction.

By phone

[Clipart]  o Most accounts.                   o For automated service 24 hours
           o Sales of up to $100,000.           a day using your touch-tone
                                                phone, call the EASI-Line at
                                                1-800-338-8080.

                                              o To place your order with a
                                                representative at John Hancock
                                                Funds, call Signature Services
                                                between 8 A.M. and 4 P.M.
                                                Eastern Time on most business
                                                days.

By wire or electronic funds transfer (EFT)

[Clipart]  o Requests by letter to            o Fill out the "Telephone
             sell any amount (accounts          Redemption" section of your
             of any type).                      new account application.

           o Requests by phone to sell        o To verify that the telephone
             up to $100,000 (accounts           redemption privilege is in
             with telephone redemption          place on an account, or to
             privileges).                       request the forms to add it
                                                to an existing account, call
                                                Signature Services.

                                              o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                              o Amounts of less than $1,000
                                                may be sent by EFT or by check.
                                                Funds from EFT transactions
                                                are generally available by
                                                the second business day.
                                                Your bank may charge a fee
                                                for this service.

By exchange

[Clipart]  o Accounts of any type.            o Obtain a current prospectus for
           o Sales of any amount.               the fund into which you are
                                                exchanging by calling your
                                                financial representative or
                                                Signature Services.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

------------------------------------------
Address
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA  02217-1000

Phone
1-800-225-5291

Or contact your financial representative for instructions and assistance.

------------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."


8   YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days

o    you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

o    a broker or securities dealer

o a federal savings, cooperative or other type of bank o a savings and loan or other thrift institution

o    a credit union

o    a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

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Seller                                  Requirements for written requests
                                                                    [Clip art]
--------------------------------------------------------------------------------

Owners of individual, joint,            o  Letter of instruction.
sole proprietorship, UGMA/UTMA
(custodial accounts for minors)         o  On the letter, the signatures and
or general partner accounts.               titles of all persons authorized to
                                           sign for the account, exactly as
                                           the account is registered.

                                        o  Signature guarantee if applicable
                                           (see above).

Owners of corporate or                  o  Letter of instruction.
association accounts.
                                        o  Corporate resolution, certified
                                           within the past twelve months.

                                        o  On the letter and the resolution,
                                           the signature of the person(s)
                                           authorized to sign for the account.

                                        o  Signature guarantee if applicable
                                           (see above).

Owners or trustees of trust accounts.   o  Letter of instruction.

                                        o  On the letter, the signature(s) of
                                           the trustee(s).

                                        o  If the names of all trustees are
                                           not registered on the account,
                                           please also provide a copy of the
                                           trust document certified within the
                                           past twelve months.

                                        o  Signature guarantee if applicable
                                           (see above).

Joint tenancy shareholders whose        o  Letter of instruction signed by
co-tenants are deceased.                   surviving tenant.

                                        o  Copy of death certificate.

                                        o  Signature guarantee if applicable
                                           (see above).

Executors of shareholder estates.       o  Letter of instruction signed by
                                           executor.

                                        o  Copy of order appointing executor.

                                        o  Signature guarantee if applicable
                                           (see above).

Administrators, conservators,           o  Call 1-800-225-5291 for
guardians and other sellers or             instructions.
account types not listed above.


                                                                YOUR ACCOUNT   9

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TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing the class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, the fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The fund may also refuse any exchange order. The fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Foreign currencies Purchases must be made in U.S. dollars. Purchases in foreign currencies must be con verted, which may result in a fee and delayed execution.

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DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o    after any changes of name or address of the registered owner(s)
o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


10   YOUR ACCOUNT

Dividends The fund pays income dividends, if any, annually. The fund distributes capital gains, if any, annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends As long as the fund meets the requirements for being a tax-qualified regulated investment company, which the fund intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive from the fund.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o    Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o    Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of qualified retirement plans, including IRAs, SIMPLE plans, SEPs, 401(k) plans, 403(b) plans (including
TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                               YOUR ACCOUNT   11

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the fund is organized The John Hancock European Equity Fund is a series of an open-end management investment company.

The fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The board may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The fund does not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").


[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------


Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                             Boston, MA 02217-1000

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------


Asset management

                      ------------------------------------
                                   Subadviser

                          Indocam Asia Advisers Limited
                             44/46 rue de Courcelles
                               Paris, France 75008

                          Provides portfolio management
                                  to the fund.
                      ------------------------------------

                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodians

                           State Street Bank & Trust Company
                              225 Franklin Street
                                Boston, MA 02110

                      Holds the fund's assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------


                      ------------------------------------
                                    Trustees

                        Supervise the funds' activities.
                      ------------------------------------


12   FUND DETAILS

Accounting compensation The fund compensates the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of the fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser or the subadviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company or the subadviser, but only when the adviser or the subadviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals The fund's investment goal is non-fundamental and may be changed without shareholder approval.

Diversification The fund is diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of its business strategy, the fund, along with John Hancock Funds, pays compensation to financial services firms that sell the fund's shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the fund's assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The sales charges and 12b-1 fees paid by investors are detailed in the investor expense section. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

--------------------------------------------------------------------------------
Class B unreimbursed distribution expenses
--------------------------------------------------------------------------------
                         Unreimbursed                       As a % of
Fund                     expenses                           net assets

European Equity Fund     $N/A                               N/A%

Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below.

Annual compensation The financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


                                                               FUND DETAILS   13

--------------------------------------------------------------------------------
Class A investments
--------------------------------------------------------------------------------
                                                         Maximum
                              Sales charge               reallowance
                              paid by investors          or commission
                              (% of offering price)      (% of offering price)

Up to $49,999                 5.00%                      4.25%
$50,000 - $99,999             4.50%                      3.75%
$100,000 - $249,999           3.50%                      2.85%
$250,000 - $499,999           2.50%                      2.10%
$500,000 - $999,999           2.00%                      1.60%

Regular investments of
$1 million or more

First $1M - $4,999,999        --                         1.00%
Next $1 - $5M above that      --                         0.50%
Next $1 or more above that    --                         0.25%

Waiver investments(1)         --                         0.25%

--------------------------------------------------------------------------------
Class B investments
--------------------------------------------------------------------------------
                                                         Maximum
                                                         reallowance
                                                         or commission
                                                         (% of offering price)

All amounts                                              4.00%

(1) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


14   FUND DETAILS
*

--------------------------------------------------------------------------------
MORE ABOUT RISK

The fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of your fund's risk profile in the goal and strategy, portfolio securities and risk factors sections.

The fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and practices, along with the risks associated with them. The fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of your fund will be positive over any period of time -- days, months or years. However, international markets have performed better over the past two decades than domestic markets.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies and among foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Information risk The risk that key information about a security or market is inaccurate or unavailable.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.
o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Management risk The risk that a strategy used by the fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Valuation risk The risk that the fund has valued certain of its securities at a higher price than it can sell them for.


                                                               FUND DETAILS   15

--------------------------------------------------------------------------------
Higher-risk securities and practices
--------------------------------------------------------------------------------

European Equity Fund

This table shows the fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semiannual reports.

10   Percent of total assets (italic type)
10   Percent of net assets (roman type)
*    No policy limitation on usage; fund may be using currently
o    Permitted, but has not typically been used
--   Not permitted

--------------------------------------------------------------------------------
Investment practices

Borrowing; reverse repurchase agreements The borrowing
of money from banks or through reverse repurchase
agreements. Leverage, credit risks.                                         33.3

Currency trading  The direct trading or holding of
foreign currencies as an asset. Currency risk.                                 *

Repurchase agreements  The purchase of a security that must
later be sold back to the issuer at the same
price plus interest. Credit risk.                                              *

Securities lending  The lending of securities to financial
institutions, which provide cash or government
securities as collateral. Credit risk.                                      33.3

Short sales The selling of securities which have been borrowed on the expectation that the market price will drop.

o    Hedged. Hedged leverage, market, correlation, liquidity,
     opportunity risks.                                                        o
o    Speculative. Speculative leverage, market, liquidity risks.              --

Short-term trading  Selling a security soon after purchase.
A portfolio engaging in short-term trading will have
higher turnover and transaction expenses. Market risk.                         *

When-issued securities and forward commitments  The purchase or sale of securities for delivery at a future date; market value may
change before delivery. Market, opportunity, leverage risks.                   *

--------------------------------------------------------------------------------
Conventional securities

Foreign debt securities Debt securities issued by foreign
governments or companies. Credit, currency, interest rate,
market, political risks.                                                   20(1)

Restricted and illiquid securities Securities not traded on
the open market. May include illiquid Rule 144A securities.
Liquidity, valuation, market risks.                                           15

--------------------------------------------------------------------------------
Leveraged derivative securities

Currency contracts Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

o    Hedged. Currency, hedged leverage, correlation, liquidity,
     opportunity risks.                                                        *

o    Speculative. Currency, speculative leverage, liquidity risks.             *

Financial futures and options; securities and index options
Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index.

o    Futures and related options. Interest rate, currency, market, hedged or speculative leverage, correlation, liquidity,
     opportunity risks.                                                        *

o    Options on securities and indices. Interest rate, currency, market, hedged or speculative leverage, correlation, liquidity,
     credit, opportunity risks.                                                *

(1) No more than 25% of the fund's assets will be invested in securities of any one foreign government.


16   FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock European Equity Fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/ semiannual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).

To request a free copy of the current annual/semiannual report or SAI, please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds

101 Huntington Avenue
Boston, Massachusetts 02199-7603

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts 02199-7603

       John Hancock(R)
       Financial Services

                                               (C) 1996 John Hancock Funds, Inc.
                                                                     EURPN  3/98

                        JOHN HANCOCK EUROPEAN EQUITY FUND

                           Class A and Class B Shares
                       Statement of Additional Information

                                  March 1, 1998

This Statement of Additional Information provides information about John Hancock European Equity Fund (the "Fund") in addition to the information that is contained in the Prospectus dated March 1, 1998 (the "Prospectus"). The Fund is a diversified series of John Hancock World Fund (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:



                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston MA 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS
                                                                            Page
Organization of the Fund.......................................................2
Investment Objective and Policies........................................ .....2
Investment Restrictions.......................................................11
Those Responsible for Management..............................................14
Investment Advisory and Other Services........................................22
Distribution Contracts........................................................24
Net Asset Value...............................................................26
Initial Sales Charge on Class A Shares........................................26
Deferred Sales Charge on Class B Shares.......................................29
Special Redemptions......................................................... .32
Additional Services and Programs..............................................33
Description of the Fund's Shares..............................................35
Tax Status....................................................................36
Calculation of Performance....................................................41
Brokerage Allocation..........................................................42
Transfer Agent Services.......................................................44
Custody of Portfolio..........................................................44
Independent Auditors..........................................................44
Appendix A - Description of Bond Ratings ....................................A-1
Financial Statements.........................................................F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end, investment management company organized as a Massachusetts business trust on August 8, 1986 under the laws of The Commonwealth of Massachusetts.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser and provides advice with respect to any investments in the U.S. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.


The Fund's Sub-Adviser, Indocam International Investment Services ("IIIS") (the "Sub-Adviser"), is an experienced investment adviser for funds authorized to invest in Europe, and investment personnel of IIIS also act as portfolio managers of IIIS in connection with these European funds. IIIS is responsible for providing advice to the Fund with respect to investments other than in the U.S., subject to the review of the Trustees and overall supervision of the Adviser.


INVESTMENT OBJECTIVE AND POLICIES


The Fund's investment objective is to achieve long-term capital appreciation through investment in a diversified portfolio of European equity securities. These issuers ("European Issuers") will consist of:

     (1) companies the equity section of which are traded principally on stock exchanges in Europe;
     (2) companies deriving at least 50% of their total revenue from goods produced, sales made or services performed in Europe;
     (3)  companies that are organized under the laws of European countries; and
     (4) investment companies and trusts that invest principally in the foregoing.


The principal European countries in which the Fund will invest are the established markets of Germany, France, England, Sweden, Denmark, Spain, Switzerland, Italy, Netherlands, Belgium, Norway, Portugal, Ireland and Finland. There can be no assurance that the Fund will achieve its investment objective.

Under normal conditions, the Fund will invest at least 80% its total assets in the equity securities (consisting of common stock, warrants and securities convertible into common stock) of European Issuers located in countries with established economies and securities markets. The balance of the Fund's assets will be invested in (1) equity securities of European Issuers located in
European countries which have developing or "emerging" markets and (2) investment grade debt securities (i.e., rated BBB, Baa or higher by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. ("Moody's"), or, if unrated by either such service, determined to be of comparable quality by the Adviser or the Sub-Adviser) of U.S. and European companies and governments and bank certificates of deposit. Debt securities rated BBB or Baa and unrated securities of equivalent quality are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's capacity to pay interest and repay principal.

Under normal conditions, up to 20% of the Fund's total assets may be held in cash or investment grade short-term securities and repurchase agreements (denominated in U.S. dollars) to meet anticipated redemptions of the Fund's shares. When the Adviser or Sub-Adviser believe it is appropriate to maintain a defensive position, all or any part of the Fund's assets may be temporarily invested in money market instruments, including but not limited to governmental obligations, certificates of deposit, bankers' acceptances, commercial paper and investment grade short-term corporate debt securities, cash and repurchase agreements. Any of the foregoing, including cash, may be denominated in U.S. or foreign currencies and may be obligations of foreign issuers.


Investment in Foreign Securities. The Fund may invest directly in the securities of foreign issuers as well as in the form of sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These convertible securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. Issuers of unsponsored ADRs are not required to disclose material information in the United States.

Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

Foreign Currency Transactions. The Fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions deemed appropriate by the Adviser and Sub-Adviser.

If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, its custodian will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees Adviser or Sub-Adviser determines, based upon a continuing review of the trading markets for specific
Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit. The Trustees may adopt guidelines and delegate to the Adviser and Sub-Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for these determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser or a Sub-Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of these securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not purchase additional securities while all borrowings exceed 5% of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Options on Securities,  and Securities Indices.  The Fund may purchase and write
(sell) call and put options on any securities in which it may invest, or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy.

Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualifications as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities and securities indices. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short Sales. The Fund may engage in short sales against the box. In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Rights  and  Warrants.  The Fund may  purchase  warrants  and  rights  which are securities  permitting,  but  not  obligating,  their  holder  to  purchase  the
underlying   securities  at  a  predetermined   price,  subject  to  the  Fund's
Fundamental Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses.

INVESTMENT RESTRICTIONS


Fundamental Investment Restrictions. The following investment restrictions will not be changed. without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if at least 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or
(2) more than 50% of the Fund's outstanding shares.


The Fund observes the following fundamental restrictions.

The Fund may not:

     1. Issue senior securities, except as permitted by paragraphs 2, 5 and 6 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

     2. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; and (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

     3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

     4. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     5. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

     6. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

     7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

     8. With respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

          (i) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or
          (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.


Non-fundamental   Investment   Restrictions.   The  following  restrictions  are
designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

          1. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.


          2. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or any Sub-adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.


          3. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
          (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

          4. Invest more than 15% of its net assets in illiquid securities.

          5. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

          6. Invest for the purpose of exercising control over or management of any company.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

Nothing in the foregoing investment restrictions shall be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, except that no such purchase may be made if as a result, the Fund will no longer be a diversified investment company as defined in the Investment Company Act or will fail to meet the diversification requirements for a regulated investment company under the Internal Revenue Code of 1986, as amended.

THOSE RESPONSIBLE FOR MANAGEMENT


The business of the Fund is managed by the Trustees of the Trust, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                   Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                              Chairman, Trustee and Chief
October 1944                                                                   Executive Officer, The Berkeley
                                                                               Financial Group ("The Berkeley
                                                                               Group"); Chairman and Director, NM
                                                                               Capital Management, Inc. ("NM
                                                                               Capital"), John Hancock Advisers
                                                                               International Limited ("Advisers
                                                                               International") and Sovereign Asset
                                                                               Management Corporation ("SAMCorp");
                                                                               Chairman, Chief Executive Officer
                                                                               and President, John Hancock Funds,
                                                                               Inc. ("John Hancock Funds");
                                                                               Chairman, First Signature Bank and
                                                                               Trust Company; Director, John
                                                                               Hancock Insurance Agency, Inc.
                                                                               ("Insurance Agency, Inc."), John
                                                                               Hancock Advisers International
                                                                               (Ireland) Limited ("International
                                                                               Ireland"), John Hancock Capital
                                                                               Corporation and New England/Canada
                                                                               Business Council; Member,
                                                                               Investment Company Institute Board
                                                                               of Governors; Director, Asia
                                                                               Strategic Growth Fund, Inc.;
                                                                               Trustee, Museum of Science;
                                                                               Director, John Hancock Freedom
                                                                               Securities Corporation (until
                                                                               September 1996); Director, John
                                                                               Hancock Signature Services, Inc.
                                                                               ("Signature Services") (until
                                                                               January 1997).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                       15



                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Dennis S. Aronowitz                     Trustee (3)                            Professor of Law, Emeritus, Boston
1216 Falls Boulevard                                                           University School of Law (as of
Fort Lauderdale, FL  33327                                                     1997); Trustee, Brookline Savings
June 1931                                                                      Bank.


Richard P. Chapman, Jr.                 Trustee (1, 3)                         President, Brookline Savings Bank;
160 Washington Street                                                          Director, Federal Home Loan Bank of
Brookline, MA  02147                                                           Boston (lending); Director, Lumber
February 1935                                                                  Insurance Companies (fire and
                                                                               casualty insurance); Trustee,
                                                                               Northeastern University (education);
                                                                               Director, Depositors Insurance Fund,
                                                                               Inc. (insurance).

William J. Cosgrove                     Trustee (3)                            Vice President, Senior Banker and
20 Buttonwood Place                                                            Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                        N.A. (retired September 1991);
January 1933                                                                   Executive Vice President, Citadel
                                                                               Group Representatives, Inc.; EVP
                                                                               Resource Evaluation, Inc.
                                                                               (consulting) (until October 1993);
                                                                               Trustee, the Hudson City Savings
                                                                               Bank (since 1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                       16



                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Douglas M. Costle                       Trustee (1, 3)                         Director, Chairman of the Board and
RR2 Box 480                                                                    Distinguished Senior Fellow,
Woodstock, VT  05091                                                           Institute for Sustainable
July 1939                                                                      Communities, Montpelier, Vermont
                                                                               (since 1991); Dean Vermont Law
                                                                               School (until 1991); Director, Air
                                                                               and Water Technologies Corporation
                                                                               (environmental services and
                                                                               equipment), Niagara Mohawk Power
                                                                               Company (electric services) and
                                                                               Mitretek Systems (governmental
                                                                               consulting services).


Leland O. Erdahl                        Trustee (3)                            Vice President, Chief Financial
8046 Mackenzie Court                                                           Officer and Director of Amax Gold,
Las Vegas, NV  89129                                                           Inc., Santa Fe Ingredients Company of
December 1928                                                                  California, Inc. and Santa Fe
                                                                               Ingredients Company, Inc. (private
                                                                               food processing companies), Uranium
                                                                               Resources Corporation;
                                                                               Freeport-McMoRan Copper & Gold
                                                                               Company, Inc., Hecla Mining
                                                                               Company, Canyon Resources
                                                                               Corporation and Original Sixteen to
                                                                               One Mines, Inc. (1984-1987 and
                                                                               1991-1995) (management consultant).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                       17



                                         Positions Held                        Principal Occupations(s)
Name and Address                         With the Company                      During the Past Five Years
----------------                         ----------------                      --------------------------

Richard A. Farrell                       Trustee(3)                            President of Farrell, Healer & Co.,
Venture Capital Partners                                                       (venture capital management firm)
160 Federal Street                                                             (since 1980);  Prior to 1980, headed
23rd Floor                                                                     the venture capital group at Bank of
Boston, MA  02110                                                              Boston Corporation.
November 1932

Gail D. Fosler                           Trustee (3)                           Vice President and Chief Economist,
3054 So. Abingdon Street                                                       The Conference Board (non-profit
Arlington, VA  22206                                                           economic and business research);
December 1947                                                                  Director, Unisys Corp.; and H.B.
                                                                               Fuller Company.


William F. Glavin                        Trustee (3)                           President Emeritus, Babson College
120 Paget Court - John's Island                                                (as of 1997); Vice Chairman, Xerox
Vero Beach, FL 32963                                                           Corporation (until June 1989);
March 1932                                                                     Director, Caldor Inc., Reebok, Inc.

                                                                               (since 1994) and Inco Ltd.

Anne C. Hodsdon *                        Trustee and President (1,2)           President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser; Trustee,
Boston, MA  02199                                                              The Berkeley Group; Director, John
April 1953                                                                     Hancock Funds, Advisers
                                                                               International, Insurance Agency,
                                                                               Inc. and International Ireland;
                                                                               President and Director, SAMCorp. and
                                                                               NM Capital; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).

-------------------

* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                       18




                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Dr. John A. Moore                       Trustee (3)                            President and Chief Executive
Institute for Evaluating Health Risks                                          Officer, Institute for Evaluating
1629 K Street NW                                                               Health Risks, (nonprofit
Suite 402                                                                      institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                   Trustee (3)                            Cornell Institute of Public Affairs,
Cornell University                                                             Cornell University (since August
Institute of Public Affairs                                                    1996); President Emeritus of Wells
364 Upson Hall                                                                 College and St. Lawrence University;
Ithica, NY  14853                                                              Director, Niagara Mohawk Power
May 1943                                                                       Corporation (electric utility) and
                                                                               Security Mutual Life (insurance).

John W. Pratt                           Trustee (3)                            Professor of Business Administration
2 Gray Gardens East                                                            at Harvard University Graduate
Cambridge, MA  02138                                                           School of Business Administration
September 1931                                                                 (since 1961).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                       19




                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc., SAMCorp.
                                                                               and NM Capital; Trustee, The
                                                                               Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, Signature Services (until
                                                                               January 1997).

Edward J. Spellman, CPA                 Trustee (3)                            Partner, KPMG Peat Marwick LLP
259C Commercial Bld.                                                           (retired June 1990).
Ft. Lauderdale, FL  33308
November 1932


Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance Agency, Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital; Senior Vice President,
                                                                               The Berkeley Group; President, the
                                                                               Adviser (until December 1994);
                                                                               Director, Signature Services (until
                                                                               January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                             20




                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, NM Capital and
                                                                               SAMCorp.; Clerk, Insurance Agency,
                                                                               Inc.; Counsel, John Hancock Mutual
                                                                               Life Insurance Company (until
                                                                               February 1996), and Vice President
                                                                               of John Hancock Distributors, Inc.
                                                                               (until April 1994).


Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group; Vice
March 1950                                                                     President, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.


All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Ms. Hodsdon and Messrs. Boudreau and Scipione, each a non-Independent Trustee, and each of the officers of the Funds are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services. The compensation to the Trustees from the Fund shown below is for the Fund's fiscal year ended October 31, 1997.


                                                                                Total Compensation From the
                                        Aggregate Compensation                  Fund and John Hancock Fund
Independent Trustees                    From the Fund                           Complex to Trustees*
--------------------                    ------------                            --------------------
Dennis S. Aronowitz                                  $0
Richard P. Chapman, Jr.+                              0
William J. Cosgrove+                                  0
Douglas M. Costle+                                    0
Leland O. Erdahl                                      0
Richard A. Farrell+                                   0
Gail D. Fosler                                        0
William F. Glavin+                                    0
John A. Moore+                                        0
Patti McGill Peterson+                                0
John W. Pratt+                                        0
                                                     ---
                                                     $0


* Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1997. As of this date, there were 67 funds in the John Hancock Fund Complex of which each of these independent trustees served on 35 funds.


+ On December 31, 1997, the value of the aggregate deferred compensation from all funds in the John Hancock Fund Complex for Mr. Chapman was $_________, for Mr. Cosgrove was $_______, Mr. Moore was and for Mr. Glavin was $__________ .


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and presently has more than $22 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over approximately 1,080,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries high ratings from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.


IIIS is a French corporation and a subsidiary of Indocam, the asset management affiliate of Credit Agricole, a French bank group. IIIS is located at 44/46 rue de Courcelles, Paris, FRANCE 75008. IIIS has more than $200 million in assets under management. Credit Agricole is one of the largest bank groups in the world.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser has entered into a sub-investment management ("Sub-Advisory Agreement") contract with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for providing the Fund with advice with respect to that portion of the assets invested in European countries.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.


As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Net Asset Value                                             Annual Rate

First $500,000,000                                          0.90%
Amount over $500,000,000                                    0.70%


From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser has agreed to limit Fund expenses on Class A and Class B shares to 1.90% and 2.60%, respectively, of the Fund's average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or any of their respective affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or the Sub-Adviser for the Fund or for other funds or clients for which the Adviser or the Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or its affiliate may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

The Advisory Agreement fee paid by the Fund is higher than the fee paid by most mutual funds but is comparable to the fee paid by similar funds which invest primarily in international securities.

Under the Sub-Advisory Agreement, the Sub-Adviser pays all expenses that it incurs in connection with the performance of its duties under the Agreement. The Adviser, and not the Fund, pays IIIS a fee. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee at the annual rate of 0.35% of the average daily net assets of the Fund.

Pursuant to their respective Advisory Agreements, the Adviser and Sub-Adviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from reckless disregard by them of their obligations and duties under the applicable Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The Advisory Agreement, the Sub-Advisory Agreement, and the Distribution Agreement discussed below, continue in effect from year to year if approved annually by vote of a majority of the Trustees who are not interested persons of one of the parties to these Agreements, cast in person at a meeting called for the purpose of voting on such approval, and by either the Trustees or the holders of a majority of the Fund's outstanding voting securities. Each of these contracts automatically terminates upon assignment and may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of a majority of the outstanding voting securities of the Fund.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser, the Sub-Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser, the Sub-Adviser and their respective affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. The Sub-Adviser's restrictions may differ where appropriate, as long as they maintain the same intent. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.


DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Class A or Class B shares, John Hancock Funds and Selling Brokers receive compensation in the form of a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B shares, on a deferred basis John Hancock Funds may pay extra compensation to financial services firms selling large amounts of fund shares. This compensation would be calculated as a percentage of fund shares sold by the firm.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% and 1.00%, respectively, of the Fund's daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. In each case, up to 0.25% is for service expenses and the remaining amount is for distribution expenses. The distribution fees will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses.
The service fees will be used to compensate Selling Brokers for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B Plan as a liability of the Fund because the Trustees may terminate Class B Plan at any time.

The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will, in any event, be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.


INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of shares of Class A shares of the Fund are described in the Prospectus. Methods of obtaining a reduced sales charge referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to cumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or, if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

o Any state, county or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company.*

o A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts.*

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, mother, father, sister, brother, mother-in-law, father-in-law) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o        A member of an approved affinity group financial services plan.*

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See you Merill Lynch financial

o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

Amount Invested                                             CDSC Rate
---------------                                             ---------

$1 to $4,999,999                                            1.00%
Next $5 million to $9,999,999                               0.50%
Amounts of $10 million and over                             0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

*For investments made under these provisions, John Hancock Funds may make a payment out of its own resources to the Selling Broker in an amount not to exceed 0.25% of the amount invested.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.


Letter of Intention. Reduced sales charges are also applicable to investments made over a thirteen-month (13) period pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight
(48) month period. These qualified retirement plans include IRAs, SEP, SARSEP, 401(k), 403(b) (including TSAs) and 457 plans. Such an investment (including accumulations and combinations) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (within 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay the sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase or by the Fund to sell any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. However, you cannot redeem appreciation value only in order to avoid a CDSC.
                                       29

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

*    Proceeds of 50 shares redeemed at $12 per share                  $600
*    Minus proceeds of 10 shares not subject to CDSC
    (dividend reinvestment)                                           -120
*    Minus appreciation on remaining shares (40 shares X $2)           -80
*    Amount subject to CDSC                                           $400

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase. See the Prospectus for additional information regarding the CDSC.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*        Redemptions due to death or disability.

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class B shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a
         CDSC).
                                       30

     For Retirement Accounts (such as IRA, SIMPLE Plans, Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other qualified plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) of the Code (such as 401(k), Money Purchase Pension Plan, Profit-Sharing Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix on the following page for reference.


--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Type of               401 (a) Plan       403 (b)           457              IRA, IRA         Non-
Distribution          (401 (k),                                             Rollover         retirement
                      MPP, PSP)
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Death or              Waived             Waived            Waived           Waived           Waived
Disability
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Over 70 1/2           Waived             Waived            Waived           Waived for       12% of account
                                                                            mandatory        value annually
                                                                            distributions    in periodic
                                                                            or 12% of        payments
                                                                            account value
                                                                            annually in
                                                                            periodic
                                                                            payments
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Between 59 1/2        Waived             Waived            Waived           Waived for       12% of account
and 70 1/2                                                                  Life             value annually
                                                                            Expectancy or    in periodic
                                                                            12% of account   payments
                                                                            value annually
                                                                            in periodic
                                                                            payments
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Under 59 1/2          Waived             Waived for        Waived for       Waived for       12% of account
                                         annuity           annuity          annuity          value annually
                                         payments (72+)    payments (72+)   payments (72+)   in periodic
                                         or 12% of         or 12% of        or 12% of        payments
                                         account value     account value    account value
                                         annually in       annually in      annually in
                                         periodic          periodic         periodic
                                         payments          payments         payments
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Loans                 Waived             Waived            N/A              N/A              N/A
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Termination of        Not Waived         Not Waived        Not Waived       Not Waived       N/A
Plan
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Hardships             Waived             Waived            Waived           N/A              N/A
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------
Return of             Waived             Waived            Waived           Waived           N/A
Excess
--------------------- ------------------ ----------------- ---------------- ---------------- -----------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, he will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of the Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A or Class B shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events. Therefore, a shareholder should not purchase Class A or Class B shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and two other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class (ii) Class B shares will pay higher distribution and service fees than Class A shares and (iii) each of Class A and Class B shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on whether Class A and Class B shares are purchased.
No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept credit card checks. Use of information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.


TAX STATUS

Each series of the Trust, including the Fund, is treated as a separate entity for tax purposes. The Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended (the "Code") and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

The Fund will be subject to a four percent nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) As a result of federal tax legislation enacted on August 5, 1997, gain recognized after May 6, 1997 from the sale of capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department may issue regulations to apply this legislation (as modified by any "technical corrections" that may be enacted) to the Fund's distributions from its realized net capital gain, the treatment of which is uncertain prior to the issuance of these regulations. Shareholders should consult their own tax advisers on the correct application of these new rules. Some distributions from investment company taxable income and/or net capital gain may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain  transactions  involving foreign  currency-denominated  debt securities, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions I foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments or derivatives held for less than three months, which gain is limited under the Code to less than 30% of its gross income for each taxable year, and may under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes"), subject to certain provisions and limitations contained in the Code, only if, among other things, more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received by them, and (ii) treat respective pro rata portions as qualified foreign taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S., Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxed in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not satisfy the 50% requirement described above or otherwise does not make the election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

If the Fund invests in stock of certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rent, and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its investments in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into foreign currency positions and foreign currency forward contracts. Certain of these transactions may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the character as long-term or short-term (or, in the case of certain forward contracts, as ordinary income or loss) of some capital gains and losses realized by the Fund. Additionally, certain of the Fund's losses on transactions involving forward contracts, and any offsetting or successor positions in its portfolio may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

The amount of net realized capital gains, if any, in any given year will vary depending upon the current investment strategy of the Adviser and Sub-Adviser and whether the Adviser and the Sub-Adviser believe it to be in the best interest of the Fund to dispose of portfolio securities that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the Class A shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long- term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. Also, future Treasury Department regulations that affect the taxation of capital gains may contain rules for determining different tax rates applicable to sales of Fund shares held for more than one year, more than 18 months, and (for certain sales after the year 2000 or the year 2005) more than five years. These regulations may also contain other rules coordinating the provisions affecting the taxation of gains recognized by funds on the sale of their portfolio assets and the gains recognized by the funds' shareholders who receive distributions attributable to such gains and who redeem or otherwise dispose of their shares in funds. These new regulations could modify some of the provisions described above.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to Fund shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, and to the extent such basis would be reduced below zero, that current recognition of income would be required.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures and forward contracts may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. Federal income tax laws applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non- resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and life-of-fund periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                     n _____
                                T = \ /ERV/P - 1

Where:

P =      a hypothetical initial investment of $1,000.
T =      average annual total return.
n =      number of years.
ERV  =   ending redeemable value of a hypothetical  $1,000 investment made at the beginning of the 1 year, 5 years, and life-of-fund periods.

Because each share has its own sales charge and fee structure, the classes have different performance results. In the case of Class A or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets and total return on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S, BARRON'S, etc. may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Sub-Adviser under the supervision of and under the guidelines established by the Adviser.. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser or the Sub-Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser and the Sub-Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser and the Sub-Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or Sub-Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser and Sub-Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser, in consultation with the Sub-Adviser, will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser and Sub-Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker-dealer which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker- dealer would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer affiliated with the Adviser. Credit Agricole, the Sub-Adviser's parent, has several affiliates engaged in the brokerage business in Europe and Asia: Chevreux Virieu; W.I. Carr; Indosuez Carr Futures S.N.C. (Paris); Schelcher Prince; Dynabourse and Hayaux du Tilly (all "Affiliated Brokers"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers.

Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser and the Sub-Adviser, have, as investment advisers to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser or the Sub-Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or the Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $19.00 for each Class A shareholder and of $21.50 for each Class B shareholder, plus certain out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Under the custodian agreement, State Street Bank and Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent accountants of the Fund are ________, 160 Federal Street, Boston, Massachusetts 02110. ______ audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

APPENDIX

RATINGS

The Fund's investments in debt securities must be in obligations rated Baa or better by Moody's Signature Services, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("Standard & Poor's") or be of comparable quality in the judgment of the Adviser or a Sub-Adviser if no rating has been assigned by either service.

Moody's describes its four highest ratings for corporate bonds as follows:

"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future."

"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's describes its four highest ratings for corporate bonds as follows:

         "AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         "AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         "A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

        "BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                              FINANCIAL STATEMENTS

                                     PART C.

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Not applicable.

     The exhibits to this Registration Statement are listed in the Exhibits Index hereto and are incorporated herein by reference.

Item 25. Persons Controlled by or under Common Control with Registrant

     No person is directly or indirectly controlled by or under common control with Registrant.

Item 26. Number of Holders of Securities

     As of December 1, 1997, the number of record holders of shares of Registrant was as follows:

                                                                              Number of Record
                  Series                             Title of Class               Holders
                  ------                             --------------               -------
(Shares of Beneficial Interest, without par value)

John Hancock Pacific Basin Equities Fund                Class A                    7,858
                                                        Class B                    5,790

John Hancock Global Rx Fund                             Class A                    8,297
                                                        Class B                    8,073

Item 27.  Indemnification

     (a) Under Registrant's  Declaration of Trust.  Sections 4.1, 4.2 and 4.3 of
Article VI of the Registrant's Amended and Restated Declaration of Trust provide for indemnification of the Registrant's Trustees and Officers under certain circumstances. A copy of the Registrant's Amended and Restated Declaration of Trust is attached as Exhibit 1 to this Post-Effective Amendment No. 18 to the Registration Statement of the Registrant.

     (b) Under the Distribution Agreement. Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds" ) has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

     Section 9(a) of the By-Laws of the Insurance Company provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

     Article IX of the respective By-Laws of John Hancock Funds and the Adviser provide as follows:

"Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such as person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the Registrant's Amended and Restated Articles of
Incorporation, Article 10.1 of the Registrant's By-Laws, The underwriting Agreement, the By-Laws of Distributors, the Adviser, or the Insurance Company or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisers

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Investment Adviser, reference is made to Forms ADV (801-8124) filed under the Investment Advisers Act of 1940, herein incorporated by reference.

     (b) Subadviser

     Registrant's subadvisers, John Hancock Advisers International Limited ("JHAIL"), 34 Dover Street, WIX 3RA, London, England and Indosuez Asia Advisers Limited ("Indosuez "), Suite 2606-2608, One Exchange Square, Central, Hong Kong, also acts as investment adviser to other Investment Company clients. Information pertaining to the officers and directors of JHAIL and Indosuez and their affiliations is set forth in the Form ADV of JHAIL (File No. 801-29498)and Indosuez (File No. 801-45773 which are hereby incorporated by reference.

     (a) The Registrant's sole principal underwriter is JH Funds, Inc., which also acts as principal underwriter for the following investment companies:
     John Hancock Institutional Series Trust, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock World Fund, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Cash Reserve, Inc., John Hancock Current Interest, John Hancock Investment Trust, John Hancock Series Trust, John Hancock Decleration Trust, John Hancock Tax-Exempt Series Fund, John Hancock Strategic Series and John Hancock Tax-Free Bond Fund.

     (b) The following table lists, for each director and officer of JH Funds, Inc., the information indicated.


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.            Director, Chairman, President and      Trustee, Chairman and Chief
101 Huntington Avenue                   Chief Executive Officer                Executive Officer
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

Robert G. Freedman                              Director                    Vice Chairman and Chief
101 Huntington Avenue                                                          Investment Officer
Boston, Massachusetts

Richard O. Hansen                         Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Anne C. Hodsdon                            Director, Executive                 President, Trustee
101 Huntington Avenue                        Vice President
Boston, Massachusetts

Osbert M. Hood                           Senior Vice President                        None
101 Huntington Avenue                             and
Boston, Massachusetts                   Chief Financial Officer

David A. King                                   Director                              None
101 Huntington Avenue
Boston, Massachusetts

James B. Little                          Senior Vice President          Senior Vice President and Chief
101 Huntington Avenue                                                          Financial Officer
Boston, Massachusetts



                                      C-4


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

John A. Morin                        Vice President and Secretary              Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton                             Vice President                     Vice President
101 Huntington Avenue                                                           and Secretary
Boston, Massachusetts

Christopher M. Meyer                      Vice President and                        None
101 Huntington Avenue                          Treasurer
Boston, Massachusetts

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                            Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster  L. Aborn                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                          Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts


                                      C-5


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

William C. Fletcher                            Director                              None
53 State Street
Boston, Massachusetts

James V. Bowhers                       Executive Vice President                      None
101 Huntington avenue
Boston, Massachusetts

Anthony P. Petrucci                    Executive Vice President                      None
101 Huntington Avenue
Boston, Massachusetts

Karen F. Walsh                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Keith Harstein                           Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Griselda Lyman                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                                 Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare                            Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

J. William Benintende                       Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

     (c) None.

Item 30. Location of Accounts and Records

     The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to
     Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of Registrant's Transfer Agent and Custodian.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a)  Not applicable

     (b)  Not applicable

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

Item 30. Location of Accounts and Records

Registrant  maintains  the records  required to be  maintained by it under Rules
31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a)  Not applicable.

     (b)  Not applicable

     (c) The Registrant on behalf of each of its each of its series undertakes to furnish each person to whom a prospectus is delivered with a copy of such series' annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 9th day of December, 1997.

                                        JOHN HANCOCK WORLD FUND

                                        By:                 *
                                            ------------------------------------
                                            Edward J. Boudreau, Jr.
                                            Chairman and Chief Executive Officer

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.

             Signature                            Title                                   Date
             ---------                            -----                                   ----

------------------------            Chairman
Edward J. Boudreau, Jr.*            (Principal Executive Officer)


/s/James B. Little
------------------------            Senior Vice President and Chief                  December 9, 1997
James B. Little                     Financial Officer (Principal
                                    Financial and Accounting Officer)


------------------------            Trustee
Dennis S. Aronowitz*


------------------------            Trustee
Richard P. Chapman, Jr.*


------------------------            Trustee
William J. Cosgrove*


------------------------            Trustee
Douglas M. Costle*


------------------------            Trustee
Leland O. Erdahl*


------------------------            Trustee
Richard A. Farrell*


------------------------            Trustee
Gail D. Fosler*


------------------------            Trustee
William F. Glavin*


------------------------            Trustee
Anne C. Hodsdon*


                                      C-8


             Signature                            Title                                   Date
             ---------                            -----                                   ----



------------------------            Trustee
Dr. John A. Moore*


------------------------            Trustee
Patti McGill Peterson*


------------------------            Trustee
John W. Pratt*


------------------------            Trustee
Richard S. Scipione*


------------------------            Trustee
Edward J. Spellman*


/s/ Susan S. Newton                                                                   December 9, 1997
------------------------
*Susan S. Newton, Attorney In Fact
under Powers of Attorney dated
May 21, 1996.

                                    EXHIBIT INDEX


Exhibit No.                        Description
-----------                        -----------

99.B1 Declaration of Trust of Registrant as amended and restated February 8, 1994.*

99.B1.1            Establishment and Designation of Class A Shares, Class
                   B Shares and Class C Shares of Beneficial Interest of John Hancock Pacific Basin Equities Fund and Class A Shares and Class B Shares for John Hancock Global Rx Fund dated February 8, 1994.*

99.B1.2 Establishment and Designation of Class A Shares and Class B Shares of Beneficial Interest of John Hancock Global Retail Fund dated September 27, 1994.*

99.B1.3            Abolition of Class C Shares of Beneficial Interest of
                   John Hancock Pacific Basin Equities Fund dated May 1, 1995.*

99.B1.4 Instrument Changing Names of Series of Shares of the Trust dated September 27, 1994.*

99.B1.5 Written Consent of Sole Shareholder of John Hancock Global Retail Fund dated September 28, 1994.*

99.B1.6 Instrument Changing Names of Series of Shares of the Trust dated December 12, 1995.*

99.B1.7 Amendment to Amended and Restated Declaration of Trust dated March 5, 1996.***

99.B2              Amended and Restated By-Laws dated December 3, 1996.+

99.B3              None

99.B4 Specimen share certificate for the John Hancock Pacific Basin Equities Fund Classes A and B.*

99.B4.1 Specimen share certificate for the John Hancock Global Rx Fund Classes A and B.*

99.B5 Investment Management Contract between Registrant and John Hancock Advisers, Inc. May 5, 1987.*

99.B5.1            Amendment to Investment Management Contract dated
                   December 19, 1989.*

Exhibit No.                        Description
-----------                        -----------

99.B5.2 Investment Management Contract between John Hancock Global Rx Fund and John Hancock Advisers, Inc. dated June 24, 1991.*

99.B5.3 Investment Management Contract between John Hancock Global Retail Fund and John Hancock Advisers, Inc. dated September 28, 1994.*

99.B5.4 Sub-Investment Management Contract between Registrant, John Hancock Advisers and John Hancock*

99.B5.5 Sub-Advisory Agreement between John Hancock Advisers, Inc. and Indosuez Asia Advisers, Limited dated
                    July 18, 1996.***

99.B6 Distribution Agreement with Registrant and John Hancock Broker Distribution Services, Inc. dated August 1, 1991.*

99.B6.1 Amendment to Distribution Services Agreement with John Hancock Global Rx and John Hancock Broker Services, Inc. dated October 1, 1991.*

99.B6.2 Amendment to Distribution Services Agreement with John Hancock Global Retail and John Hancock Broker Services, Inc. dated September 30, 1994.*

99.B6.3 Form of Soliciting Dealer Agreement between John Hancock Broker Distribution Services, Inc. and Selected Dealers.*

99.B7               None

99.B8 Master Custodian Agreement between Registrant and State Street Bank & Trust Company.*

99.B8.1 Amendment to Master Custodian Agreement between John Hancock Global Retail Fund dated September 28, 1994.*

99.B8.2             Amendment to Master Custodian Agreement.*

99.B9 Transfer Agency and Service Agreement between Registrant and John Hancock Fund Services, Inc. dated January 1, 1991.*

99.B9.1 Amendment to Transfer Agency and Service Agreement between John Hancock Global Rx Fund and John Hancock Fund Services, Inc. dated June 24, 1991.*

99.B9.2 Amendment to Transfer Agency and Service Agreement between John Hancock Global Retail Fund and John Hancock Fund Services, Inc. dated September 28, 1994.*

99.B9.3 Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996.**

Exhibit No.                        Description
-----------                        -----------

99.B10             None

99.B11             Consent of Price Waterhouse LLP.+

99.B12             Not applicable.

99.B13             Subscription Agreement between Registrant and John
                   Hancock Advisers, Inc.*

99.B14             None

99.B15 Class A Distribution Plan between John Hancock Global Retail Fund and John Hancock Funds, Inc.*

99.B15.1 Class B Distribution Plan between John Hancock Global Retail Fund and John Hancock Funds, Inc.*

99.B15.2 Class A Distribution Plan between John Hancock Global Rx Fund and John Hancock Funds, Inc.*

99.B15.3 Class A Distribution Plan between John Hancock Pacific Basin Equities Fund and John Hancock Funds, Inc.*

99.B15.4 Class B Distribution Plan between John Hancock Pacific Basin Equities Fund and John Hancock Funds, Inc.*

99.B15.5 Class B Distribution Plan between John Hancock Global Rx Fund and John Hancock Funds, Inc.*

99.B16             Schedule for Computation of Total Return.*

99.27              Not applicable.

* Previously filed electronically with post-effective amendment number 18 (file nos. 811-4932 and 33-10722) on December , 1995, accession number 0000950135-95-002745.

** Previously filed electronically with post-effective amendment number 19 (file nos. 811-4932 and 33-10722) on July 1, 1996 accession number 0001010521-96-000117.

*** Previously filed electronically with post-effective amendment number 20 (file nos. 811-4932 and 33-10722) on December 23, 1996 accession number 0001010521-96-000228.

+    Filed herewith.